UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/04

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ameristock Corporation
Address: 1320 Harbor Parkway Suite 145

         Alameda, CA  94502

13F File Number:  28-05193


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nicholas Gerber
Title:     Director
Phone:     (925) 376-3490

Signature, Place, and Date of Signing:

          Moraga, CA     January 25, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     61

Form13F Information Table Value Total: $    1,695,218,658

List of Other Included Managers: None

List of Other Managers Reporting for this Manager: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION
TABLE
                Item 1                    Item 2         Item 3        Item 4          Item 5        Item 6      Item 7      Item 8
                                                                                                   Investment                Voting
            Name of Issuer            Title of Class      CUSIP     Market Value       Shares       Descetion    Manager   Authority
====================================================================================================================================
3M Co.				      Common Stock	88579Y101  $15,800,116 	 	  192,520     Sole		     Sole
Abbott Laboratories		      Common Stock	002824100  $31,025,049 	 	  665,060     Sole		     Sole
Agilent Technologies Inc.	      Common Stock	00846U101  $19,453,520 	 	  807,200     Sole		     Sole
Albertson's Inc.		      Common Stock	013104104  $   179,100 	 	    7,500     Sole		     Sole
Allstate Corp.			      Common Stock	020002101  $27,752,952 	 	  536,600     Sole		     Sole
American International Group	      Common Stock	026874107  $11,226,467 	 	  170,953     Sole		     Sole
Automatic Data Processing	      Common Stock	053015103  $46,150,610 	 	1,040,600     Sole		     Sole
AutoZone Inc.			      Common Stock	053332102  $   639,170 	 	    7,000     Sole		     Sole
Bank of America 	Corp.	      Common Stock	060505104  $73,245,828 	 	1,558,754     Sole		     Sole
Bellsouth Corp.			      Common Stock	079860102  $21,253,792 	 	  764,800     Sole		     Sole
Boeing Co.			      Common Stock	097023105  $34,683,829 	 	  669,960     Sole		     Sole
BP Amoco			      Common Stock	055622104  $31,670,787 	 	  542,308     Sole		     Sole
Bristol-Myers Squibb Co.	      Common Stock	110122108  $71,370,659 	 	2,785,740     Sole		     Sole
Caterpillar Inc.		      Common Stock	149123101  $10,891,867 	 	  111,700     Sole		     Sole
ChevronTexaco Corp.		      Common Stock	166764100  $27,317,172 	 	  520,228     Sole		     Sole
Citigroup Inc.			      Common Stock	172967101  $64,263,255 	 	1,333,816     Sole		     Sole
Coca-Cola Co.			      Common Stock	191216100  $25,368,489 	 	  609,380     Sole		     Sole
Comcast Corp. Cl A		      Common Stock	20030N101  $28,368,604 	 	  852,422     Sole		     Sole
Costco Wholesale Corp		      Common Stock	22160K105  $   227,527 	 	    4,700     Sole		     Sole
Dell Inc.			      Common Stock	247025109  $41,663,818 	 	  988,700     Sole		     Sole
Dow Chemical			      Common Stock	260543103  $37,176,069 	 	  750,880     Sole		     Sole
Du Pont (E.I.) de Nemours	      Common Bond	263534109  $42,555,780 	 	  867,600     Sole		     Sole
Duke Energy Corp.		      Common Stock	264399106  $89,955,265 	 	3,551,333     Sole		     Sole
Exxon Mobil Corp.		      Common Stock	30231G102  $39,890,532 	 	  778,200     Sole		     Sole
Fannie Mae			      Common Stock	313586109  $71,449,978 	 	1,003,370     Sole		     Sole
Fleming Co. series B 10 5/8% due 7/31/2007
				      Common Bond	339130AL0  $     7,446 	 	      259     Sole		     Sole
Ford Motor Co.			      Common Stock	345370860  $39,355,863 	 	2,688,242     Sole		     Sole
Gateway Inc.			      Common Stock	367626108  $ 2,824,700 	 	  470,000     Sole		     Sole
General Electric Co.		      Common Stock	369604103  $40,694,033 	 	1,114,905     Sole		     Sole
General Motors Corp.		      Common Stock	370442105  $36,355,251 	 	  907,520     Sole		     Sole
Grubb & Ellis			      Common Stock	400095204  $   206,925 	 	   44,500     Sole		     Sole
Hewlett-Packard Co.		      Common Stock	428236103  $10,036,242 	 	  478,600     Sole		     Sole
Home Depot Inc.			      Common Stock	437076102  $ 8,872,589 	 	  207,595     Sole		     Sole
Honda Motor Co. LTD		      Common Stock	438128308  $ 1,042,400 	 	   40,000     Sole		     Sole
Intel Corp.			      Common Stock	458140100  $ 7,652,272 	 	  327,160     Sole		     Sole
International Business Machines	      Common Stock	459200101  $39,491,148 	 	  400,600     Sole		     Sole
Johnson & Johnson		      Common Stock	478160104  $36,382,786 	 	  573,680     Sole		     Sole
Kroger Co.			      Common Stock	501044101  $   164,876 	 	    9,400     Sole		     Sole
McDonalds Corp.			      Common Stock	580135101  $19,514,922 	 	  608,700     Sole		     Sole
Merck & Co. Inc.		      Common Stock	589331107  $52,450,552 	 	1,631,940     Sole		     Sole
Merrill Lynch & Co. Inc.	      Common Stock	590188108  $10,280,440 	 	  172,000     Sole		     Sole
MGIC Investment Corp.		      Common Stock	552848103  $ 1,171,470 	 	   17,000     Sole		     Sole
Microsoft Corp.			      Common Stock	594918104  $ 3,942,803 	 	  147,560     Sole		     Sole
Pepsico Inc.			      Common Stock	713448108  $20,094,912 	 	  384,960     Sole		     Sole
Pfizer Inc.			      Common Stock	717081103  $57,509,105 	 	2,138,680     Sole		     Sole
PMI Group Inc.			      Common Stock	69344M101  $ 1,169,000 	 	   28,000     Sole		     Sole
PNC Financial Services Group	      Common Stock	693475105  $33,641,804 	 	  585,686     Sole		     Sole
Procter & Gamble Co.		      Common Stock	742718109  $26,394,336 	 	  479,200     Sole		     Sole
Radian Group Inc.		      Common Stock	750236101  $ 1,118,040 	 	   21,000     Sole		     Sole
Safeway Inc.			      Common Stock	786514208  $   151,998 	 	    7,700     Sole		     Sole
Sara Lee Corp.			      Common Stock	803111103  $81,805,632 	 	3,388,800     Sole		     Sole
SBC Communications Inc.		      Common Stock	78387G103  $37,942,279 	 	1,472,343     Sole		     Sole
Tellabs Inc.			      Common Stock	879664100  $   940,605 	 	  109,500     Sole		     Sole
Texas Instruments Inc.		      Common Stock	882508104  $ 8,272,320 	 	  336,000     Sole		     Sole
The Walt Disney Co.		      Common Stock	254687106  $10,677,146 	 	  384,070     Sole		     Sole
Verizon Communications Inc.	      Common Stock	92343V104  $32,197,713 	 	  794,809     Sole		     Sole
Wachovia Corp.			      Common Stock	929903102  $36,151,980 	 	  687,300     Sole		     Sole
Wal-Mart Stores Inc.		      Common Stock	931142103  $26,737,484 	 	  506,200     Sole		     Sole
Washington Mutual Inc.		      Common Stock	939322103  $70,142,520 	 	1,659,000     Sole		     Sole
Winn-Dixie Stores Inc.		      Common Stock	974280109  $   136,500 	 	   30,000     Sole		     Sole
Wyeth				      Common Stock	983024100  $76,108,330 	 	1,787,000     Sole		     Sole


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